UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22908

Blackstone Real Estate Income Master Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)

Blackstone Real Estate Income Advisors L.L.C.

Judy Turchin, Esq.

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

With copies to:

Sarah E. Cogan, Esq.

Michael W. Wolitzer, Esq.

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: December 31, 2016

Date of reporting period: June 30, 2016

Item 1.	Reports to Shareholders.

The Report to Shareholders is attached hereto.

Blackstone

Blackstone Real Estate Income Master Fund

Semi-Annual Report For the Period Ended June 30, 2016

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments

June 30, 2016 (Unaudited)

Portfolio Composition	Percentage of Total Net Assets
Commercial Mortgage-Backed Securities	99.3%
Interest Only Commercial Mortgage-Backed Securities	0.9
Mezzanine Debt	17.1
Bank Loan	1.9
High Yield Bonds & Notes	3.5
Common Stock	2.8
Mutual Fund—Money Market Fund	2.3
Other(1)	0.0 (2)
Securities Sold Short	(12.2)
Other Assets and Liabilities(3)	(15.6)

Total	100.0%

(1)	Includes Purchased Options.
(2)	Represents less than 0.1%.
(3)	Assets, other than investment in securities, net of other liabilities. See Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value

LONG-TERM INVESTMENTS — 125.5%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 99.3%
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (a),(c),(d)	$12,573,000	$13,411,458
American Homes 4 Rent, Series 2014-SFR3, Class E, 6.42%, 12/17/36 (a),(d)	7,902,000	8,448,795
American Homes 4 Rent, Series 2015-SFR1, Class E, 5.64%, 04/17/52 (a),(d)	10,071,000	10,334,451
American Homes 4 Rent,
Series 2015-SFR2, Class D, 5.04%, 10/17/45 (a),(c)	3,440,000	3,653,599
Series 2015-SFR2, Class E, 6.07%, 10/17/45 (a),(c)	4,857,000	5,139,563
Banc of America Merrill Lynch, Series 2014-FL1, Class E, 1 mo. USD LIBOR + 5.50%, 5.94%, 12/15/31 (a),(b),(d)	9,361,000	8,285,135
Banc of America Merrill Lynch, Series 2014-FRR5, Class A714, 0.00%, 01/27/47 (a),(c),(e)	14,843,755	11,247,627
Banc of America Merrill Lynch,
Series 2014-INLD, Class E, 1 mo. USD LIBOR + 3.34%, 3.77%, 12/15/29 (a),(b),(d)	9,030,000	8,597,301
Series 2014-INLD, Class F, 1 mo. USD LIBOR + 2.53%, 2.97%, 12/15/29 (a),(b),(c),(d)	45,859,000	41,424,082
Banc of America Merrill Lynch, Series 2015-ASHF, Class F, 1 mo. USD LIBOR + 5.00%, 5.44%, 01/15/28 (a),(b),(d)	8,915,000	8,584,412
Barclays Commercial Mortgage,
Series 2015-RRI, Class E, 1 mo. USD LIBOR + 3.60%, 4.04%, 05/15/32 (a),(b),(d)	26,904,000	26,030,852
Series 2015-RRI, Class F, 1 mo. USD LIBOR + 4.45%, 4.89%, 05/15/32 (a),(b),(c),(d)	26,137,000	25,187,668
BBCMS Trust, Series 2015-STP, Class E, 4.43%, 09/10/28 (a),(b),(c),(d)	14,884,000	13,977,039
BHMS Mortgage Trust,
Series 2014-ATLS, Class BFX, 4.24%, 07/05/33 (a),(c),(d)	11,129,100	11,285,797
Series 2014-ATLS, Class EFL, 1 mo. USD LIBOR + 4.00%, 4.46%, 07/05/33 (a),(b),(d)	10,000,000	9,583,385
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class E, 5.00%, 09/10/45 (a),(b),(d)	6,296,926	5,339,740
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 4.60%, 04/10/46 (a),(b)	2,824,000	2,545,041
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class D, 5.26%, 11/10/46 (a),(b)	3,108,000	2,720,126
Colony American Homes, Series 2014-1A, Class E, 1 mo. USD LIBOR + 2.80%, 3.23%, 05/17/31 (a),(b),(c),(d)	11,939,830	11,493,018
Colony American Homes, Series 2014-2A, Class E, 1 mo. USD LIBOR + 3.20%, 3.65%, 07/17/31 (a),(b),(c),(d)	4,536,361	4,416,969
Colony Starwood Homes Trust, Series 2016-1A, Class E, 1 mo. USD LIBOR + 4.15%, 4.60%, 07/17/33 (a),(b),(d)	9,667,000	9,645,055

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Commercial Mortgage Trust, Series 2013-CR11, Class D, 5.34%, 10/10/46 (a),(b)	$1,617,000	$1,526,720
Commercial Mortgage Trust,
Series 2013-CR8, Class D, 4.10%, 06/10/46 (a),(b),(d)	17,866,000	15,631,105
Series 2013-CR8, Class E, 4.00%, 06/10/46 (a),(b),(c),(d)	10,522,000	7,406,892
Commercial Mortgage Trust,
Series 2014-CR17, Class D, 4.96%, 05/10/47 (a),(b)	4,008,000	3,445,893
Series 2014-CR17, Class E, 4.96%, 05/10/47 (a),(b),(c)	8,387,000	6,520,369
Commercial Mortgage Trust,
Series 2014-FL5, Class KH1, 1 mo. USD LIBOR + 3.65%, 4.09%, 08/15/31 (a),(b)	16,445,000	15,695,925
Series 2014-FL5, Class KH2, 1 mo. USD LIBOR + 4.50%, 4.94%, 08/15/31 (a),(b),(d)	10,598,000	10,088,636
Commercial Mortgage Trust, Series 2014-UBS5, Class D, 3.50%, 09/10/47 (a),(c)	2,006,000	1,439,331
Commercial Mortgage Trust, Series 2014-UBS6, Class E, 4.61%, 12/10/47 (a),(b),(c)	9,693,000	6,855,919
Commercial Mortgage Trust,
Series 2015-CR23, Class CMD, 3.81%, 05/10/48 (a),(b)	12,898,000	11,745,748
Series 2015-CR23, Class CME, 3.81%, 05/10/48 (a),(b),(c)	15,044,000	13,188,497
Commercial Mortgage Trust, Series 2015-CR24, Class D, 3.46%, 08/10/55 (b)	4,195,000	2,938,496
Commercial Mortgage Trust, Series 2012-CR5, Class F, 4.48%, 12/10/45 (a),(b),(c)	12,489,160	9,966,199
Credit Suisse Mortgage Trust, Series 2006-C5, Class AJ, 5.37%, 12/15/39	11,632,000	10,352,958
Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.37%, 09/15/37 (a),(c)	8,115,000	6,863,313
Credit Suisse Mortgage Trust,
Series 2015-DEAL, Class E, 1 mo. USD LIBOR + 4.00%, 4.44%, 04/15/29 (a),(b),(d)	7,993,000	7,703,372
Series 2015-DEAL, Class F, 1 mo. USD LIBOR + 4.75%, 5.19%, 04/15/29 (a),(b)	2,805,000	2,688,541
Credit Suisse Mortgage Trust, Series 2015-CSMC, Class E, 1 mo. USD LIBOR + 4.15%, 4.59%, 03/15/17 (a),(b),(d)	26,859,000	26,337,191
Cress Ltd.,
Series 2008, Class B, 1.48%, 12/21/42 (a),(b)	13,214,454	12,124,790
Series 2008, Class C, 1.33%, 12/21/42 (b)	7,500,000	5,374,500
Series 2008, Class D, 1.48%, 12/21/42 (a),(b)	4,219,000	1,862,191
Series 2008, Class E, 8.07%, 12/21/42 (b)	5,156,000	1,305,912
Series 2008, Class F, 2.08%, 12/21/42 (b)	20,293,729	2,107,138
Equity Mortgage Trust, Series 2014-INNS, Class F, 1 mo. USD LIBOR + 3.90%, 4.35%, 05/08/31 (a),(b),(c),(d)	24,443,000	23,163,424
FREMF Mortgage Trust, Series 2015-K50, Class B, 3.91%, 10/25/48 (a),(b),(d)	10,000,000	9,532,915

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
FREMF Mortgage Trust, Series 2015-K51, Class C, 4.09%, 10/25/48 (a),(b),(c)	$8,226,000	$6,690,634
FREMF Mortgage Trust, Series 2015-K720, Class C, 3.51%, 07/25/22 (a),(b),(c)	5,731,000	5,001,525
FREMF Mortgage Trust, Series 2015-K721, Class B, 3.68%, 11/25/47 (a),(b),(d)	28,000,000	26,249,684
FREMF Mortgage Trust, Series 2016-K53, Class C, 4.16%, 03/25/49 (a),(b),(d)	11,382,000	9,166,255
FREMF Mortgage Trust,
Series 2016-K54, Class B, 4.19%, 02/25/26 (a),(b),(d)	5,339,000	5,081,115
Series 2016-K54, Class C, 4.19%, 02/25/26 (a),(b),(d)	12,835,000	10,263,693
FREMF Mortgage Trust,
Series 2016-K55, Class B, 4.16%, 04/25/49 (a),(b)	5,291,000	5,032,409
Series 2016-K55, Class C, 4.16%, 04/25/49 (a),(b)	4,409,000	3,580,324
FREMF Mortgage Trust,
Series 2016-K722, Class B, 3.83%, 07/25/49 (a),(b)	7,298,000	7,106,930
Series 2016-K722, Class C, 3.83%, 07/25/49 (a),(b)	3,370,000	2,904,056
FREMF Mortgage Trust, Series 2016-KF16, Class B, 1 mo. USD LIBOR + 6.64%, 7.09%, 03/25/26 (a),(b)	10,235,667	10,234,825
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class EFX, 3.49%, 12/15/34 (a),(b),(d)	20,361,000	19,523,065
Series 2015-NRF, Class FFX, 3.49%, 12/15/34 (a),(b),(c)	4,087,000	3,813,342
GCCFC Commercial Mortgage Trust, Series 2007-GG9, Class AJ, 5.51%, 03/10/39 (b)	13,847,571	12,707,516
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AM, 5.61%, 12/10/49 (b)	2,267,300	2,219,383
Great Wolf Trust, Series 2015-WOLF, Class E, 1 mo. USD LIBOR + 4.45%, 4.89%, 05/15/34 (a),(b),(d)	23,719,000	22,547,248
GS Mortgage Securities Trust, Series 2006-GG8, Class B, 5.66%, 11/10/39 (c)	4,595,000	3,396,624
GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.99%, 08/10/45 (b),(c),(d)	30,483,000	28,840,555
GS Mortgage Securities Trust, Series 2012-GCJ9, Class E, 5.02%, 11/10/45 (a),(b),(c)	10,250,422	8,238,023
GS Mortgage Securities Trust, Series 2014-GSFL, Class E, 1 mo. USD LIBOR + 5.95%, 6.39%, 07/15/31 (a),(b),(c),(d)	19,516,000	19,166,470
GS Mortgage Securities Trust, Series 2015-GC34, Class D, 2.98%, 10/10/48 (c)	5,000,000	3,402,287
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9 SEQ, Class AJ, 5.41%, 05/15/47	8,053,000	5,667,299
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.46%, 01/15/49 (b)	6,217,000	6,068,610
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class E, 1 mo. USD LIBOR + 3.60%, 4.04%, 06/15/29 (a),(b),(d)	10,000,000	9,771,126

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-ATRM, Class E, 6.43%, 10/05/28 (a),(d)	$16,400,000	$16,345,006
Series 2016-ATRM, Class F, 7.29%, 10/05/28 (a),(d)	13,600,000	13,455,609
JP Morgan Chase Commercial Mortgage Trust, Series 2013-LC11, Class E, 3.25%, 04/15/46 (a),(b),(c)	4,728,280	3,450,252
JP Morgan Chase Commercial Mortgage Trust, Series 2014-FL6, Class D, 1 mo. USD LIBOR + 4.25%, 4.69%, 11/15/31 (a),(b),(d)	12,282,000	11,637,692
JP Morgan Chase Commercial Mortgage Trust, Series 2015-SGP, Class D, 1 mo. USD LIBOR + 4.50%, 4.94%, 07/15/36 (a),(b),(d)	30,786,000	30,554,268
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class E, 3.87%, 01/15/47 (a),(b),(c)	4,949,000	3,400,755
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class C, 4.82%, 11/15/48 (b),(c)	3,945,000	3,716,170
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class D, 3.56%, 06/15/49 (a),(b)	2,809,000	1,948,860
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AJ, 5.41%, 11/15/38 (d)	12,902,573	10,179,139
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AJ, 6.02%, 06/12/50 (b),(c)	8,222,000	3,338,920
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AJFL, 5.45%, 08/12/48 (a),(b)	7,295,581	6,553,123
ML-CFC Commercial Mortgage Trust, Series 2007-5 SEQ, Class AJ, 5.45%, 08/12/48 (b)	7,088,949	6,399,407
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class G, 4.50%, 08/15/45 (a),(d)	12,300,651	9,803,722
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class F, 4.22%, 07/15/46 (a),(b),(c)	10,598,802	7,671,099
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class E, 4.92%, 10/15/46 (a),(b),(d)	6,233,532	4,922,429
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class F, 4.43%, 02/15/46 (a),(b),(d)	10,844,953	8,030,362
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class E, 4.29%, 05/15/46 (a),(b),(c)	5,516,000	4,221,766
Series 2013-C9, Class F, 4.29%, 05/15/46 (b),(c)	8,644,588	6,364,330
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class D, 4.99%, 02/15/47 (a),(b),(c)	2,315,542	2,026,963
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class E, 5.06%, 04/15/47 (a),(b),(c)	4,000,000	2,955,530
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class D, 3.00%, 05/15/49 (a),(b)	712,000	463,180
Progress Residential Trust, Series 2015-SFR3, Class E, 5.66%, 11/12/32 (a),(c)	4,420,000	4,492,106
Taurus CMBS PLC, Series 2015-EU3, Class E, REG S, 4.00%, 04/22/28 (b),(f)	5,459,977	5,702,646

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class AJ, 5.83%, 07/15/45 (b),(c),(d)	$16,829,837	$16,740,385
Series 2006-C27, Class B, 5.87%, 07/15/45 (b),(c)	11,021,000	10,066,404
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AJ, 5.37%, 11/15/48 (b),(d)	22,785,682	22,347,101
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class D, 4.82%, 12/15/46 (a),(b)	3,446,000	3,094,502

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $917,918,823)		913,771,812

INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
Commercial Mortgage Trust, Series 2013-LC6, Class XC, 0.93%, 01/10/46 (a),(b),(c)	92,323,222	4,423,150
JP Morgan Chase Commercial Mortgage Trust, Series 2013-C16, Class XC, 1.40%, 12/15/46 (a),(b),(c)	36,883,521	2,589,765
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XC, 1.01%, 04/15/47 (a),(b),(c)	28,065,772	1,459,359

TOTAL INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $8,508,821)		8,472,274

MEZZANINE DEBT — 17.1%
BHMS Mortgage Trust, Series 2014-MZ, Class M, 7.37%, 07/05/33 (a),(b),(c)	20,204,000	19,423,610
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class MZ, 8.21%, 04/10/20 (b),(c)	102,500,000	103,654,109
Credit Suisse Mortgage Trust, Series 2015-SAMZ, Class MZ, 1 mo. USD LIBOR + 5.74%, 6.18%, 08/15/22 (a),(b),(c)	20,017,000	19,477,842
Equity Mortgage Trust, Series 2014-INMZ, Class M, 1 mo. USD LIBOR + 4.75%, 5.20%, 05/08/31 (a),(b),(c)	16,207,241	15,087,925

TOTAL MEZZANINE DEBT (COST $159,056,746)		157,643,486

BANK LOAN — 1.9%
Four Seasons Holdings, Inc., 6.25%, 12/27/20	17,028,000	16,974,817

TOTAL BANK LOAN (COST $17,059,362)		16,974,817

HIGH YIELD BONDS & NOTES — 3.5%
CPUK Finance Ltd., 7.00%, 02/28/42 (d),(f)	23,420,000	31,897,111

TOTAL HIGH YIELD BONDS & NOTES (COST $36,594,377)		31,897,111

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

		Shares	Value
COMMON STOCK — 2.8%
REITS—Mortgage — 2.8%
Apollo Commercial Real Estate Finance, Inc. (c)		1,576,028	$25,326,770

TOTAL COMMON STOCK (COST $25,395,675)			25,326,770

		Contracts	Value

PURCHASED OPTIONS — 0.0%
Exchange-Traded Put Options — 0.0%
SPDR S&P 500 ETF Trust Strike Price 200.00 USD Expires 07/15/16		6,913	283,433

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $2,537,071)			283,433

TOTAL LONG-TERM INVESTMENTS (COST $1,167,070,875)			$1,154,369,703

		Principal Amount	Value

SHORT-TERM INVESTMENT — 2.3%
MUTUAL FUND—MONEY MARKET FUND — 2.3%
JP Morgan Prime Money Market, Capital Class (b)		$21,261,548	21,261,548

TOTAL SHORT-TERM INVESTMENTS (COST $21,261,548)			$21,261,548

TOTAL INVESTMENTS IN SECURITIES — 127.8% (COST $1,188,332,423) (g)			$1,175,631,251

SECURITIES SOLD SHORT — (12.2)%
FOREIGN GOVERNMENT OBLIGATIONS — (2.8)%
United Kingdom Gilt, 2.00%, 07/22/20 (b)	GBP	18,099,000	(25,751,080)

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (PROCEEDS $28,795,224)			(25,751,080)

U.S. TREASURY NOTES — (9.4)%
U.S. Treasury Notes, 1.25%, 03/31/21 (b)		$41,000,000	(41,500,487)
U.S. Treasury Notes, 1.63%, 02/15/26 (b)		20,000,000	(20,250,780)
U.S. Treasury Notes, 2.00%, 08/15/25 (b)		3,243,000	(3,394,509)
U.S. Treasury Notes, 2.25%, 11/15/25 (b)		20,000,000	(21,364,452)

TOTAL U.S. TREASURY NOTES (PROCEEDS $84,061,791)			(86,510,228)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $112,857,015)			(112,261,308)

Other Assets and Liabilities (h) — (15.6)%			(143,485,250)

Net Assets — 100.0%			$919,884,693

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Footnote Legend:

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(b)	Variable/floating interest rate security. Rate presented is as of June 30, 2016.
(c)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(d)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(e)	Non-interest bearing bond.
(f)	Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the United States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(g)	Also represents cost for federal tax purposes.
(h)	Assets, other than investments in securities, less liabilities other than securities sold short.

Reverse Repurchase Agreements Outstanding at June 30, 2016

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Citigroup Global Markets, Inc.	1.81%	05/24/16	08/24/16	$6,749,000	$6,761,904
Citigroup Global Markets, Inc.	2.34%	06/17/16	12/16/16	7,979,000	7,986,250
Citigroup Global Markets, Inc.	2.34%	06/17/16	12/16/16	19,817,000	19,835,006
Citigroup Global Markets, Inc.	2.46%	06/09/16	09/07/16	7,250,000	7,260,884
Deutsche Bank Securities, Inc.	2.18%	05/13/16	11/10/16	26,857,521	24,996,938
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.36%	05/25/16	08/25/16	5,342,000	5,354,957
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.37%	05/19/16	08/19/16	1,706,000	1,710,829
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.37%	05/19/16	08/19/16	4,840,000	4,853,701
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.37%	05/19/16	08/19/16	10,258,000	10,287,039
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.37%	05/19/16	08/19/16	11,563,000	11,595,733
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.40%	06/15/16	09/15/16	2,399,000	2,401,559
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.40%	06/15/16	09/15/16	4,571,000	4,575,876
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.40%	06/15/16	09/15/16	3,132,000	3,135,341
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.40%	06/15/16	09/15/16	5,646,000	5,652,022
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.47%	05/31/16	08/31/16	4,166,000	4,174,861
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.47%	05/31/16	08/31/16	4,262,000	4,271,065
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.57%	05/19/16	08/19/16	6,483,000	6,502,901
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.60%	06/22/16	09/22/16	8,849,000	8,854,752
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.60%	06/22/16	09/22/16	7,672,000	7,676,987
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.67%	05/19/16	08/19/16	2,733,000	2,741,716
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.67%	05/19/16	08/19/16	7,080,000	7,102,579
Royal Bank of Canada	2.03%	01/22/16	07/22/16	8,041,000	8,113,938
Royal Bank of Canada	2.03%	04/28/16	04/27/17	6,053,000	6,074,862
Royal Bank of Canada	2.13%	01/21/16	07/22/16	5,789,000	5,844,559
Royal Bank of Canada	2.15%	01/22/16	07/22/16	17,864,000	18,036,027
Royal Bank of Canada	2.24%	02/18/16	08/18/16	6,834,000	6,891,002
Royal Bank of Canada	2.31%	03/30/16	09/30/16	22,848,000	22,984,399
Royal Bank of Canada	2.32%	02/12/16	08/12/16	9,390,000	9,474,554

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Royal Bank of Canada	2.39%	01/25/16	01/25/17	$11,135,000	$11,251,981
Royal Bank of Canada	2.54%	12/09/15	12/09/16	10,443,000	10,594,058
Royal Bank of Canada	2.63%	02/17/16	02/16/17	11,759,000	11,874,896
Royal Bank of Canada	2.64%	12/09/15	12/09/16	6,175,000	6,267,838
Royal Bank of Canada	2.66%	01/14/16	01/13/17	18,633,000	18,865,333
Royal Bank of Canada	2.66%	01/26/16	01/25/17	14,723,000	14,893,535
Royal Bank of Canada	2.66%	01/26/16	01/25/17	11,784,000	11,920,493
Royal Bank of Canada	2.67%	01/08/16	01/06/17	5,525,000	5,596,585
Royal Bank of Canada	2.70%	05/24/16	05/24/17	3,556,000	3,566,142
Royal Bank of Canada	2.71%	01/15/16	01/13/17	1,386,000	1,403,548
Royal Bank of Canada	2.73%	12/23/15	12/23/16	10,443,000	10,594,023
Royal Bank of Canada	2.75%	05/24/16	05/24/17	4,327,000	4,339,569
Royal Bank of Canada	2.75%	05/24/16	05/24/17	3,474,000	3,484,092
Royal Bank of Canada	2.75%	06/06/16	07/25/16	4,047,000	4,054,736
Royal Bank of Canada	2.76%	03/10/16	03/10/17	10,422,000	10,512,191
Royal Bank of Canada	2.83%	06/06/16	09/06/16	16,610,000	16,642,671
Royal Bank of Canada	2.85%	06/06/16	07/25/16	13,442,000	13,468,627
Royal Bank of Canada	2.85%	03/21/16	03/21/17	8,045,000	8,110,014
Royal Bank of Canada	2.93%	06/06/16	09/06/16	11,462,000	11,485,341

Total Reverse Repurchase Agreements Outstanding				$413,564,521	$414,077,914

Forward Foreign Currency Exchange Contracts Outstanding at June 30, 2016

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	5,484,000	USD	8,531,459	Citigroup Global Markets, Inc.	07/31/17	$(1,192,998)
USD	5,754,330	EUR	5,100,000	State Street Bank and Trust Company	09/28/16	76,954
USD	63,426,848	GBP	40,804,714	Citigroup Global Markets, Inc.	07/31/17	8,823,675

Total Forward Foreign Currency Exchange Contracts Outstanding						$7,707,631

Centrally Cleared Credit Default Swaps on Index (Buy Protection)—Outstanding at June 30, 2016

Reference Obligation	Master Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.21	(5.00)%	12/20/18	Citibank, N.A.	22,080,000 USD	$(1,213,956)	$(1,708,992)	$495,036
CDX.NA.HY.22	(5.00)%	06/20/19	Citibank, N.A.	58,560,000 USD	(3,520,707)	(4,449,198)	928,491
CDX.NA.HY.23	(5.00)%	12/20/19	Citibank, N.A.	73,720,000 USD	(4,405,025)	(3,276,337)	(1,128,688)
CDX.NA.HY.25	(5.00)%	12/20/20	Citibank, N.A.	100,980,000 USD	(4,003,221)	978,251	(4,981,472)
CDX.NA.HY.26	(5.00)%	06/20/21	Citibank, N.A.	22,000,000 USD	(665,443)	(374,154)	(291,289)

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)					$(13,808,352)	$(8,830,430)	$(4,977,922)

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

OTC Credit Default Swaps on Index (Buy Protection)—Outstanding at June 30, 2016

Reference Obligation	Master Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BB.6	(5.00)%	05/25/63	Goldman Sachs & Co.	30,640,000 USD	$4,189,147	$3,331,258	$857,889
CMBX.NA.BB.6	(5.00)%	05/11/63	Bank of America, N.A.	3,770,390 USD	515,493	44,262	471,231
CMBX.NA.BBB-.7	(3.00)%	01/16/47	Bank of America, N.A.	1,515,450 USD	153,489	228,664	(75,175)

Total OTC Credit Default Swaps on Index (Buy Protection)					$4,858,129	$3,604,184	$1,253,945

OTC Credit Default Swaps on Index (Sell Protection)—Outstanding at June 30, 2016

Reference Obligation	Rating	Master Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(1)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BB.6	BB	5.00%	05/25/63	Citibank, N.A.	99,555,820 USD	$(13,691,874)	$850,491	$(14,542,365)
CMBX.NA.BB.6	BB	5.00%	05/25/63	Morgan Stanley & Co. LLC	10,019,220 USD	(1,369,843)	(427,051)	(942,792)
CMBX.NA.BB.6	BB	5.00%	05/25/63	Goldman Sachs & Co.	11,674,830 USD	(1,596,200)	(11,918)	(1,584,282)
CMBX.NA.BB.6	BB	5.00%	05/25/63	Bank of America, N.A.	4,420,000 USD	(604,309)	(529,903)	(74,406)
CMBX.NA.BB.6	BB	5.00%	05/25/63	Bank of America, N.A.	4,487,000 USD	(613,469)	(462,555)	(150,914)
CMBX.NA.BB.7	BB	5.00%	01/25/47	Citibank, N.A.	11,838,410 USD	(2,306,764)	(322,722)	(1,984,042)
CMBX.NA.BB.7	BB	5.00%	01/25/47	Morgan Stanley & Co. LLC	5,000,000 USD	(974,271)	(9,739)	(964,532)
CMBX.NA.BB.7	BB	5.00%	01/25/47	Goldman Sachs & Co.	8,067,000 USD	(1,571,889)	(117,833)	(1,454,056)
CMBX.NA.BBB-.6	BBB	3.00%	05/25/63	Morgan Stanley Capital Services LLC	11,232,000 USD	(826,933)	(943,214)	116,281
CMBX.NA.BBB-.7	BBB	3.00%	01/25/47	Citibank, N.A.	4,186,000 USD	(423,970)	(199,978)	(223,992)
CMBX.NA.BBB-.7	BBB	3.00%	01/25/47	Goldman Sachs & Co.	12,894,810 USD	(1,306,022)	(1,454,211)	148,189
CMBX.NA.BBB.-7	BBB	3.00%	01/25/47	Citibank, N.A.	4,425,510 USD	(448,228)	(139,593)	(308,635)
CMBX.NA.BBB.7	BBB	3.00%	01/25/47	Bank of America, N.A.	7,458,000 USD	(755,367)	(790,200)	34,833
CMBX.NA.BBB.7	BBB	3.00%	01/25/47	Morgan Stanley & Co. LLC	5,630,000 USD	(570,222)	(613,035)	42,813

Total OTC Credit Default Swaps on Index (Sell Protection)						$(27,059,361)	$(5,171,461)	$(21,887,900)

(1)	The maximum potential amount the Master Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

OTC Total Return Swaps Outstanding at June 30, 2016

Reference Instrument	Termination Date	Counterparty	Financing Rate	Notional Amount	Unrealized Appreciation (Depreciation)
Americold Realty Operating Partnership L.P.	12/01/2022	Citibank, N.A.	0.01%	32,337,500 USD	$1,142,557
CPUK Finance Ltd.	08/28/2020	Citibank, N.A.	0.00%	30,000,000 GBP	1,588,617
Four Seasons Holding, Inc.	12/27/2020	Citibank, N.A.	0.01%	15,029,000 USD	110,347
Four Seasons Holding, Inc.	12/27/2020	Citibank, N.A.	0.01%	1,768,000 USD	17,398
Four Seasons Holding, Inc.	12/27/2020	Citibank, N.A.	0.01%	1,768,000 USD	19,615
Four Seasons Holding, Inc.	12/27/2020	Citibank, N.A.	0.01%	2,954,900 USD	32,784

Total OTC Total Return Swaps Outstanding					$2,911,318

Centrally Cleared Interest Rate Swaps Outstanding at June 30, 2016

Master Fund Pay/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	1.860%	10/10/23	Citibank, N.A.	75,000,000 USD	$(3,581,045)	$—	$(3,581,045)
Receives	Three-Month Libor	2.031%	05/20/21	Citibank, N.A.	100,000,000 USD	(5,059,601)	—	(5,059,601)

Total Centrally Cleared Interest Rate Swaps Outstanding						$(8,640,646)	$—	$(8,640,646)

Abbreviation Legend:
ETF	Exchange-Traded Fund
REG S	Regulation-S
REITS	Real Estate Investment Trusts
SPDR	Standard and Poor’s Depository Receipt
Currency Legend:
EUR	Euro
GBP	British Pound
USD	United States Dollar

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund

Consolidated Statement of Assets and Liabilities

As of June 30, 2016 (Unaudited)

Assets:
Investment in securities, at value (cost of $1,188,332,423)	$1,175,631,251
Cash	56,415,986
Cash denominated in foreign currencies (cost of $28,273,185)	24,177,068
Restricted cash segregated with counterparties	200,595,801
Unrealized appreciation on forward foreign currency exchange contracts	8,900,629
Income receivable	9,067,165
Swap contracts, premium paid	4,454,675
Unrealized appreciation on swap contracts	4,582,554
Other assets	290,237

Total Assets	1,484,115,366

Liabilities:
Securities sold short, at value (proceeds of $112,857,015)	112,261,308
Unrealized depreciation on forward foreign currency exchange contracts	1,192,998
Payable for reverse repurchase agreements	414,077,914
Payable for investments purchased	2,234,312
Payable for open swap contracts	20,360
Variation margin payable on centrally cleared swaps	720,642
Swap contracts, premium received	6,021,952
Unrealized depreciation on swap contracts	22,305,191
Interest payable on securities sold short	2,597,803
Management Fees payable	2,451,505
Accrued expenses	346,688

Total Liabilities	564,230,673

Net Assets	$919,884,693

Components of Net Assets:
Investors’ equity	$957,936,130
Unrealized appreciation/depreciation	(38,051,437)

Net Assets	$919,884,693

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund

Consolidated Statement of Operations

For the Period Ended June 30, 2016 (Unaudited)

Investment Income:
Interest	$32,565,304
Dividends	1,373,181

Total investment income	33,938,485

Expenses:
Management Fees	9,535,325
Administration Fees	92,284
Custodian and accounting fees	170,439
Trustees’ fees and expenses	86,480
Transfer Agent fees	104,884
Registration fees	16,647
Professional fees	443,562
Interest on securities sold short	1,057,361
Interest expense	5,036,475
Amortization of prepaid insurance	127,255
Miscellaneous	47,637

Total expenses	16,718,349

Less Management Fees waived by Investment Manager	4,767,662

Net expenses	11,950,687

Net investment income	21,987,798

Realized and Unrealized Gain (Loss):
Net realized gain (loss):
Investments	182,505
Securities sold short	(745,821)
Foreign currency transactions	1,148,562
Swap contracts	(4,996,636)

Net realized loss	(4,411,390)

Net change in unrealized appreciation (depreciation):
Investments	(13,119,272)
Securities sold short	(2,526,091)
Forward foreign currency exchange contracts	4,906,213
Foreign currency translations	(1,259,350)
Swap contracts	(26,705,308)

Net change in unrealized depreciation	(38,703,808)

Net realized and unrealized loss	(43,115,198)

Net decrease in net assets resulting from operations	$(21,127,400)

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund

Consolidated Statement of Changes in Net Assets

	Six-Months Ended 6/30/2016 (unaudited)	Year Ended 12/31/2015
Increase in Net Assets
Operations:
Net investment income	$21,987,798	$25,198,388
Net realized gain (loss)	(4,411,390)	9,366,060
Net change in unrealized appreciation (depreciation)	(38,703,808)	(2,275,499)

Net increase (decrease) in net assets resulting from operations	(21,127,400)	32,288,949

Capital Transactions:
Proceeds from subscriptions	132,637,272	276,820,810
Payments for repurchases	(21,605,961)	(26,307,479)

Net increase in net assets from capital transactions	111,031,311	250,513,331

Net increase in net assets	89,903,911	282,802,280

Net Assets:
Beginning of period	829,980,782	547,178,502

End of period	$919,884,693	$829,980,782

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund

Consolidated Statement of Cash Flows

For the Period Ended June 30, 2016 (Unaudited)

Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(21,127,400)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used for operating activities:
Purchases of investments in securities	(213,894,895)
Proceeds from disposition of investments in securities	169,248,779
Proceeds from securities sold short	60,683,281
Payments to cover securities sold short	(120,824,980)
Net realized gain on investments in securities	(182,505)
Short-term investments, net	24,950,538
Net realized loss on securities sold short	745,821
Net change in accretion of bond discount and amortization of bond and swap premium	(1,353,477)
Net change in unrealized depreciation of investments in securities	13,119,272
Net change in unrealized depreciation of securities sold short	2,526,091
Changes in assets and liabilities:
(Increase) decrease in assets:
Segregated cash balance with counterparties for swaps, other derivative financial instruments and reverse repurchase agreements	38,153,530
Unrealized appreciation on forward foreign currency exchange contracts	(5,681,511)
Income receivable	(3,651,224)
Variation margin receivable	388,871
Swap contracts, premium paid	(3,429,694)
Unrealized appreciation on swap contracts	(2,136,734)
Prepaid expenses and other assets	(251,021)
Increase (decrease) in liabilities:
Unrealized depreciation on forward foreign currency exchange contracts	775,298
Swap contracts, premium received	3,517,165
Unrealized depreciation on swap contracts	13,425,129
Variation margin payable	720,642
Payable for periodic payments from swap contracts	20,360
Interest payable on securities sold short	1,760,644
Interest payable on reverse repurchase agreements	294,661
Management fee payable	151,717
Accrued expenses and other liabilities	(20,373)
Incentive Fees payable	(5,698,162)

Net cash used in operating activities	$(47,770,177)

Cash Flows from Financing Activities:
Proceeds from subscriptions	132,637,272
Payment for repurchases	(21,605,961)
Reverse repurchase agreements, net	(34,479,646)

Net cash provided by financing activities	76,551,665

Net increase (decrease) in cash and foreign currency	28,781,488
Cash and foreign currency, beginning of period	51,811,566

Cash and foreign currency, end of period	$80,593,054

Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for interest	$3,275,831

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund

Consolidated Financial Highlights

	Six-Months Ended 6/30/2016 (unaudited)		Year Ended 12/31/2015		Year Ended 12/31/2014(1)
Total Return on Net Asset Value	(3.17	)%(2)	5.55%		2.43	%(2)

Ratios to Average Net Assets:
Expenses before waiver from Investment Manager and Incentive Fees	3.92	%(3),(4)	3.76	%(4)	3.57	%(3)
Incentive Fees	0.00	%(3)	0.83%		0.52	%(3)

Expenses before waiver from Investment Manager	3.92	%(3),(4)	4.59	%(4)	4.09	%(3)

Waiver from Investment Manager	(1.12	)%(3)	(1.12)%		(0.48	)%(3)

Net expenses after waiver from Investment Manager	2.80	%(3),(4)	3.47	%(4)	3.61	%(3)

Net investment income including Incentive Fees	5.16	%(3)	4.50%		2.49	%(3)

Net investment income	5.16	%(3)	3.67%		1.97	%(3)

Supplementary Data:
Net assets, end of period (in thousands)	$919,885		$829,981		$547,179

Portfolio turnover	15	%(5)	41%		31	%(5)

(1)	For the period April 1, 2014 (commencement of investment operations) to December 31, 2014.
(2)	Total Return has not been annualized.
(3)	Financial ratios have been annualized.
(4)	Includes interest expense on securities sold short and reverse repurchase agreements of 1.43% and 1.26%, respectively, for the six-months ended June 30, 2016 and the year ended December 31, 2015, respectively.
(5)	Percentage represents the results for the period presented and has not been annualized.

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund

Consolidated Notes to Financial Statements

For the Period Ended June 30, 2016 (Unaudited)

1. Organization

Blackstone Real Estate Income Master Fund (the ‘‘Master Fund’’), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a non-diversified, closed-end management investment company. The Master Fund has formed a subsidiary, Blackstone Real Estate Income Master Fund Cayman Ltd. (the “Subsidiary”), organized in the Cayman Islands, through which the Master Fund mainly invests in securities exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Blackstone Real Estate Income Fund (“Feeder Fund I”) and Blackstone Real Estate Income Fund II (“Feeder Fund II” and together with Feeder Fund I, the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments.

The investment manager of the Master Fund and the Feeder Funds is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Master Fund and the Feeder Funds supervises the conduct of the Master Fund’s and the Feeder Funds’ affairs and, pursuant to the investment management agreements (the “Investment Management Agreements”), has engaged the Investment Manager to manage the Master Fund’s and the Feeder Funds’ day-to-day investment activities and operations.

2. Basis of Presentation

The Master Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, unless otherwise noted.

The Master Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (the “FASB”). The consolidated financial statements include the accounts of the Master Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the amount of reported assets, liabilities, and the disclosure of contingent assets and liabilities. Actual results could differ from these estimates and these differences could be material.

3. Significant Accounting Policies

Valuation Policy

The Master Fund values its investments in securities, securities sold short, derivative financial instruments and other investments (together, the “investments”) based on market quotations or at fair value. Market quotations can be obtained from third party pricing service providers or broker-dealers. The Investment Manager will use commercially reasonable efforts to obtain two or more reliable quotations for each investment and in connection therewith will value such investments based on the average of the quotations obtained. U.S. GAAP defines fair value as the price that the Master Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date. The Board has established procedures for determining the fair value of investments (the “Valuation Procedures”). The Board has delegated to the Investment Manager day-to-day responsibility for

Blackstone Real Estate Income Master Fund

Consolidated Notes to Financial Statements (Continued)

For the Period Ended June 30, 2016 (Unaudited)

implementing the Valuation Procedures. The Investment Manager provides oversight of the valuation and pricing function of the Master Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined in good faith by the Investment Manager, and such determinations shall be reported to the Board. Due to the inherent uncertainty of these estimates, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations). The Board has delegated to the Investment Manager the responsibility for monitoring significant events that may materially affect the values of the Master Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made as of June 30, 2016.

Fair Value Measurements

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 –  quoted prices are available in active markets for identical investments as of the measurement date. The Master Fund does not adjust the quoted price for these investments.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

Level 3 – pricing inputs are unobservable and include instances where there is minimal, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Blackstone Real Estate Income Master Fund

Consolidated Notes to Financial Statements (Continued)

For the Period Ended June 30, 2016 (Unaudited)

A description of the valuation techniques applied to the Master Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, mezzanine debt, U.S. Treasury obligations, U.K. Gilt obligations, foreign debt obligations, bank loans, and trade claims, are generally valued by broker-dealer quotations or third party pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above and have multiple pricing sources are categorized as Level 2 within the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by broker-dealer quotations or third party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider the attributes applicable to a particular class of the security (e.g., credit rating, seniority), current market data, estimated cash flows and relative market yield for each class, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above and have multiple pricing sources are categorized as Level 2 within the fair value hierarchy.

Short Sales

The Master Fund sells securities short (a “Short Sale”) from time to time. A Short Sale is a transaction whereby the Master Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Master Fund’s broker executes a stock borrow transaction to deliver the securities resulting from the Master Fund’s Short Sale. The Master Fund is obligated to repurchase the securities at the market price at the time of replacement. The Master Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Master Fund establishes a liability which is recorded as securities sold short in the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Master Fund is liable to pay any interest income earned during the period the Short Sale is open. The interest is recorded as dividend and interest expense on securities sold short in the Consolidated Statement of Operations. Unrealized appreciation or depreciation for the difference between the proceeds received and the fair value of the open Short Sale position is recorded as net unrealized appreciation or depreciation from securities sold short in securities in the Consolidated Statement of Operations. A realized gain or loss is recognized when the short position is closed as a realized gain or loss from securities sold short in securities in the Consolidated Statement of Operations.

Equity Securities

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Securities that use similar valuation techniques and inputs and are active on a listed exchange as described above are categorized as Level 1 within the fair value hierarchy.

Blackstone Real Estate Income Master Fund

Consolidated Notes to Financial Statements (Continued)

For the Period Ended June 30, 2016 (Unaudited)

Derivative Financial Instruments

Over the counter (“OTC”) derivative financial instruments, such as credit default swaps, interest rate swaps, total return swaps, forward foreign currency exchange contracts and options contracts derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by third party pricing service providers and/or based on broker dealer quotations. Depending on the product and the terms of the transaction, the value of derivative financial instruments can be estimated using a series of techniques, including, but not limited to, simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are normally valued by third party pricing service providers. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date for financial reporting purposes. Interest income, which includes amortization of premiums and accretion of discounts on non-defaulted fixed income securities, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Realized gains and losses on investments are determined on the identified cost basis using the first in first out methodology.

Foreign Transactions

The books and records of the Master Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Master Fund’s records at the rate prevailing when earned and recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation (depreciation) on investments and foreign currency translations on the Master Fund’s Consolidated Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency translations on the Master Fund’s Consolidated Statement of Operations. The Master Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Cash and Cash Equivalents

At June 30, 2016, the Master Fund had $56,415,986 in domestic cash and $24,177,068 in foreign cash equivalents held at a major U.S. bank.

Contingencies

Under the Master Fund’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), the Master Fund’s officers and each Trustee are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Fund. Additionally, in the normal course of business, the Master Fund may enter into contracts that contain a variety of representations and indemnification

Blackstone Real Estate Income Master Fund

Consolidated Notes to Financial Statements (Continued)

For the Period Ended June 30, 2016 (Unaudited)

obligations and expects the risk of loss to be remote. Each Feeder Fund bears its pro rata share of the Master Fund’s expenses, subject to reimbursement by the Investment Manager, pursuant to an expense limitation and reimbursement agreement between each Feeder Fund and the Investment Manager.

Income Taxes

The Master Fund is classified as a partnership for federal income tax purposes. As such, each investor in the Master Fund is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Fund. Therefore, no federal income tax provision is required. The Master Fund plans to file U.S. Federal and various state and local tax returns. All the Master Fund’s assets are managed so that the Feeder Funds can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

For the open tax years and all major jurisdictions, management of the Funds has concluded that there are no uncertain tax positions that would require recognition in the consolidated financial statements. No income tax returns are currently under examination. The statute of limitations on the Master Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2014 through December 31, 2015.

Segregation and Collateralization

In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) and its staff require that the Master Fund segregate assets in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Master Fund will, consistent with SEC rules and/or certain interpretive guidance issued by the SEC, segregate assets or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges, third party broker-dealers, futures commissions merchants and clearing organizations, a fund engaging in such transactions may have requirements to deliver/deposit cash or securities to/with an exchange, broker-dealer, futures commission merchant or clearing organization as collateral or margin for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff. The Master Fund may mitigate counterparty risk by contractually requiring its counterparties to post collateral under a master agreement and a credit support annex published by International Swaps and Derivatives Association, Inc. (collectively, an “ISDA Master Agreement”) implemented between the Master Fund and each of its respective counterparties, as well as through netting provisions contained in the ISDA Master Agreement, and reaching other financial agreements between the Master Fund and its counterparty in the ISDA Master Agreement. An ISDA Master Agreement may contain certain provisions regarding, among other things, the right parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. At June 30, 2016, the Master Fund used the gross method of presentation in the consolidated financial statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements. Collateral pledged by the Master Fund is segregated by the Master Fund’s custodian and identified as such in the Master Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Master Fund and the applicable counterparty. Typically, the Master Fund and counterparties are not permitted to sell, repledge or otherwise use the collateral they receive.

The Master Fund manages counterparty risk by entering into agreements only with counterparties that are believed to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Master Fund typically contain credit risk related features that are triggered under certain circumstances. Such circumstances may include agreed upon net asset value thresholds. If triggered, the counterparty may terminate the contract and any transactions thereunder.

Blackstone Real Estate Income Master Fund

Consolidated Notes to Financial Statements (Continued)

For the Period Ended June 30, 2016 (Unaudited)

Reverse Repurchase Agreements

The Master Fund enters into reverse repurchase agreements from time to time. In a reverse repurchase agreement, the Master Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Master Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Master Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Master Fund may decline below the price of the securities the Master Fund is obligated to repurchase. They also involve the risk that the counterparty liquidates the securities delivered to it by the Master Fund under the reverse repurchase agreement following the occurrence of an event of default under the applicable MRA by the Master Fund. The Master Fund’s use of reverse repurchase agreements also subjects the Master Fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, repurchase agreements and reverse repurchase agreements entail the same risks as over-the-counter derivatives, as described below in Notes 4 and 8. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Master Fund may decline below the price of the securities the Master Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of June 30, 2016, the face value of open reverse repurchase agreements was $413,564,521. The weighted average daily balance of reverse repurchase agreements outstanding during the period ended June 30, 2016, was approximately $427,130,182 at a weighted average daily interest rate of 2.39%.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA may also permit, upon the occurrence of an event of default by one party, the offsetting of obligations under the MRA against obligations under other agreements with the same counterparty to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

The following table presents the Master Fund’s outstanding reverse repurchase agreements, including accrued interest, which are subject to enforceable MRAs, as well as the collateral delivered related to those reverse repurchase agreements.

Counterparty	Reverse Repurchase Agreements	Collateral Pledged to Counterparty(a)	Net Amount
Citigroup Global Markets, Inc.	$(41,844,044)	$41,844,044	$—
Deutsche Bank Securities, Inc.	(24,996,938)	24,996,938	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(90,891,918)	90,891,918	—
Royal Bank of Canada	(256,345,014)	256,345,014	—

Total	$(414,077,914)	$414,077,914	$—

(a)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

Blackstone Real Estate Income Master Fund

Consolidated Notes to Financial Statements (Continued)

For the Period Ended June 30, 2016 (Unaudited)

The following table presents the Master Fund’s remaining contractual maturity of the agreements as of June 30, 2016.

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Reverse Repurchase Agreements
High Yield Bonds & Notes	$—	$—	$—	$21,189,288		$21,189,288
Mortgage-Backed Securities	—	44,698,364	154,151,161	181,709,714		380,559,239
Cash	—	12,329,387	—	—		12,329,387

Total	$—	$57,027,751	$154,151,161	$202,899,002		$414,077,914

Gross amount of recognized liabilities for reverse repurchase agreements					$414,077,914

Repurchase Agreements

The Master Fund enters into repurchase agreements from time to time. Repurchase agreements typically involve the acquisition by the Master Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The repurchase agreement provides that the Master Fund will sell the securities back to the institution at a fixed time in the future. The Master Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Master Fund could experience both delays in liquidating the underlying securities and losses, including: (1) possible decline in the value of the underlying security during the period in which the Master Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Master Fund generally will seek to liquidate such collateral. However, the exercise of the Master Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Master Fund could suffer a loss.

4. Derivative Financial Instruments

Forward Foreign Currency Exchange Contracts

The Master Fund enters into forward foreign currency exchange contracts from time to time to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forward foreign currency exchange contracts are agreements between two parties to exchange a fixed quantity of one currency for another currency at an agreed-upon price on an agreed upon future date. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Master Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

Blackstone Real Estate Income Master Fund

Consolidated Notes to Financial Statements (Continued)

For the Period Ended June 30, 2016 (Unaudited)

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Master Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency being received, they also limit any potential gain that might result should the value of such currency increase. In addition, the Master Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Master Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Swap Agreements

The Master Fund enters into swaps from time to time, which include total return, interest rate, and credit default swap agreements. Swaps are typically bilaterally negotiated agreements between the Master Fund and a counterparty in which the Master Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter market or may be executed in a multilateral or other trade facility platform, such as a registered exchange.

The Master Fund may enter into swap agreements for investment purposes or managing exposure to interest rates, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Master Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Master Fund as collateral for swap agreements identified in the Consolidated Schedule of Investments and segregated cash, if any, are reflected on the Consolidated Statement of Assets and Liabilities.

Credit Default Swaps: The Master Fund enters into OTC and/or centrally cleared credit default swap contracts from time to time to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities. In an OTC credit default swap contract, the protection buyer typically makes an upfront payment and/or a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a “credit event” on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Master Fund or made by the Master Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by Master Fund are recorded as realized gains or losses. OTC credit default swap contracts are marked to market daily and the change is recorded as an unrealized gain or loss on swaps contracts. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps contracts.

Interest Rate Swaps: The Master Fund enters into OTC and/or centrally cleared interest rate swap contracts from time to time to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Master Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Master Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating rate, on the same notional amount for a specified period of time. The Master Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Blackstone Real Estate Income Master Fund

Consolidated Notes to Financial Statements (Continued)

For the Period Ended June 30, 2016 (Unaudited)

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Master Fund is recorded as a liability on the Master Fund’s Consolidated Statement of Assets and Liabilities. An upfront payment made by the Master Fund is recorded as an asset on the Consolidated Statement of Assets and Liabilities. OTC and centrally cleared interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Master Fund enters into OTC total return swap contracts from time to time to gain exposure to the investment returns on an underlying financial instrument without purchasing the financial instrument itself. In a total return swap, the Master Fund receives the economic returns of the underlying financial instrument, inclusive of any mark to market earned from the date of such purchase of the underlying instrument, any interest earned from the settlement date of the underlying instrument less a swap financing fee, which is typically LIBOR plus a spread. The total return swap derives its value from the valuation of underlying financial instruments. The underlying financial instruments for the total return swap held at year end were loans and a bond. The swap is valued daily at current market value and any unrealized appreciation or depreciation is included in the net change in unrealized appreciation/(depreciation) on swap contracts. Gain or loss is realized on the termination date of the swap and when periodic payments are received or made at the end of each measurement period. During the period the swap is open, the Master Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Options Contracts

The Master Fund purchases call and put options from time to time. An option contract purchased by the Master Fund gives the Master Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. The Master Fund may use options to hedge against changes in values of securities it owns or expects to own.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Master Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option, therefore, to realize any profit in the case of an option, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Master Fund will realize a loss equal to the premium paid. When the Master Fund enters into a closing sale transaction, the Master Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Master Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Master Fund exercises a call option, the cost of the security which the Master Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

Blackstone Real Estate Income Master Fund

Consolidated Notes to Financial Statements (Continued)

For the Period Ended June 30, 2016 (Unaudited)

At June 30, 2016, the Master Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Credit	Swap contracts, premiums paid and unrealized appreciation	$7,769,447	Swap contracts, premiums received and unrealized depreciation	$(27,059,361)
	Centrally cleared swaps, at fair value(a)	—	Centrally cleared swaps, at fair value(a)	(13,808,352)
Interest Rate	Centrally cleared swaps, at fair value(a)	—	Centrally cleared swaps, at fair value(a)	(8,640,646)
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	8,900,629	Unrealized depreciation on forward foreign currency exchange contracts	(1,192,998)

Total		$16,670,076		$(50,701,357)

Amount not subject to MNA(b)		(4,516,013)		23,423,015

Total gross amounts subject to MNA		$12,154,063		$(27,278,342)

(a)	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(b)	See below for disclosure of financial instruments assets and liabilities subject to offset enforceable master netting arrangements.

Blackstone Real Estate Income Master Fund

Consolidated Notes to Financial Statements (Continued)

For the Period Ended June 30, 2016 (Unaudited)

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the period ended June 30, 2016.

Consolidated Statement of Operations Location— Net Realized Gain (Loss)	Credit	Interest Rate	Equity	Foreign Exchange	Total
Swap contracts (a)	$(4,996,636)	$—	$—	$—	$(4,996,636)
Purchased options (b)	—	—	(14,806)	—	(14,806)

	$(4,996,636)	$—	$(14,806)	$—	$(5,011,442)

Consolidated Statement of Operations Location— Net Change in Unrealized Appreciation (Depreciation)	Credit	Interest Rate	Equity	Foreign Exchange	Total
Swap contracts (a)	$(18,657,438)	$(8,047,870)	$—	$—	$(26,705,308)
Purchased options (b)	—	—	(2,253,638)	—	(2,253,638)
Forward foreign currency exchange contracts	—	—	—	4,906,213	4,906,213

	$(18,657,438)	$(8,047,870)	$(2,253,638)	$4,906,213	$(24,052,733)

(a)	Includes unrealized appreciation (depreciation) on centrally cleared swaps as reported in the Notes to Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(b)	Includes options purchased that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain (loss) on investments in securities and net unrealized appreciation (depreciation) on investments in securities as shown in the Consolidated Statement of Operations.

The average notional amounts below represent the Master Fund’s average volume for the period ended June 30, 2016:

Derivative Description	Average Notional or Face Amount(a)
Purchased Options	$2,559
Swap contracts	780,288,207
Forward foreign currency exchange contracts	77,712,637

(a)	Averages are based on monthly activity levels during the period ended June 30, 2016.

Netting Arrangements

The Master Fund uses master netting arrangements, which allows certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure. The following table presents information related to derivative financial instruments and collateral related to securities loaned that are subject to an enforceable master netting arrangement or similar agreement (“MNA”) and are not offset, as shown in the Consolidated Statement of Assets and Liabilities as of June 30, 2016.

Blackstone Real Estate Income Master Fund

Consolidated Notes to Financial Statements (Continued)

For the Period Ended June 30, 2016 (Unaudited)

The following table presents the Master Fund’s derivative financial instrument’s asset and liabilities by counterparty net of related collateral received/pledged by the Master Fund at June 30, 2016:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(a)	Net Amount(b)
Bank of America, N.A.	$506,064	$(506,064)	$—	$—
Citibank, N.A.	2,911,318	(2,911,318)	—	—
Citigroup Global Markets, Inc.	8,823,675	(1,192,998)	—	7,630,677
Goldman Sachs & Co.	1,006,078	(1,006,078)	—	—
Morgan Stanley & Co. LLC	42,813	(42,813)	—	—
Morgan Stanley Capital Services LLC	116,281	—	—	116,281
State Street Bank and Trust Company	76,954	—	—	76,954

	$13,483,183	$(5,659,271)	$—	$7,823,912

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amount of Liabilities Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(a)	Net Amount(b)
Bank of America, N.A.	$977,073	$(506,064)	$—	$471,009
Citibank, N.A.	17,059,035	(2,911,318)	(14,067,265)	80,452
Citigroup Global Markets, Inc.	1,192,998	(1,192,998)	—	—
Goldman Sachs & Co.	3,038,338	(148,189)	(590,000)	2,300,149
Morgan Stanley & Co. LLC	1,907,324	(42,813)	(1,864,511)	—

	$24,174,768	$(4,801,382)	$(16,521,776)	$2,851,610

(a)	Excess of collateral received/pledged from the individual counterparty is not shown for financial reporting purposes.

(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Blackstone Real Estate Income Master Fund

Consolidated Notes to Financial Statements (Continued)

For the Period Ended June 30, 2016 (Unaudited)

5. Fair Value Hierarchy

The following table summarizes the Master Fund’s assets and liabilities measured at fair value at June 30, 2016:

Asset Description:	Level 1	Level 2	Level 3	Total
Investment in Securities:
Commercial Mortgage-Backed Securities	$—	$890,997,281	$22,774,531	$913,771,812
Interest Only Commercial Mortgage-Backed Securities	—	8,472,274	—	8,472,274
Mezzanine Debt	—	157,643,486	—	157,643,486
Bank Loan	—	16,974,817	—	16,974,817
High Yield Bonds & Notes	—	31,897,111	—	31,897,111
Common Stock	25,326,770	—	—	25,326,770
Purchased Options	283,433	—	—	283,433
Mutual Fund-Money Market Fund	21,261,548	—	—	21,261,548
Total Investments in Securities	$46,871,751	$1,105,984,969	$22,774,531	$1,175,631,251
Forward Foreign Currency Exchange Contracts(a)	8,900,629	—	—	8,900,629
Credit Default Swap Contracts	—	4,858,129	—	4,858,129
Total Return Swap Contracts(a)	—	2,911,318	—	2,911,318
Cash and Cash Equivalents	80,593,054	—	—	80,593,054
Restricted Cash Segregated with Counterparties	200,595,801	—	—	200,595,801
Total Assets	$336,961,235	$1,113,754,416	$22,774,531	$1,473,490,182

Liability Description:	Level 1	Level 2	Level 3	Total
Investment in Securities:
Foreign Government Obligation	$—	$25,751,080	$—	$25,751,080
U.S. Treasury Notes	—	86,510,228	—	86,510,228
Total Securities Sold Short	$—	$112,261,308	$—	$112,261,308
Reverse Repurchase Agreements	—	416,017,107	—	416,017,107
Forward Foreign Currency Exchange Contracts(a)	1,192,998	—	—	1,192,998
Credit Default Swap Contracts	—	40,867,713	—	40,867,713
Interest Rate Swap Contracts	—	8,640,646	—	8,640,646
Total Liabilities	$1,192,998	$577,786,774	$—	$578,979,772

(a)	Represents unrealized appreciation (depreciation).

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2016.

Blackstone Real Estate Income Master Fund

Consolidated Notes to Financial Statements (Continued)

For the Period Ended June 30, 2016 (Unaudited)

The following table reconciles the beginning and ending balances of investments measured at fair value using Level 3 inputs:

Asset Description:	Commercial Mortgage- Backed Securities
Balance as of January 1, 2016	$24,100,317
Transfers In	—
Transfers Out	—
Purchases	—
Sales	(1,370,471)
Amortization	106,569
Net realized gain (loss)	197,022
Net change in unrealized appreciation	(258,906)

Balance as of June 30, 2016	$22,774,531

Net change in unrealized appreciation related to investments still held as of June 30, 2016	$(258,906)

Investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of June 30, 2016.

Asset	Fair Value at June 30, 2016	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Commercial Mortgage-Backed Securities	$22,774,531	Quote from Pricing Service Provider	Indicative Bid	N/A

6. Fund Terms

Repurchases

Repurchases will be made only at such times and on such terms as may be determined by the Master Fund’s Board, in its sole discretion.

7. Related Party Transactions

Management Fee

The Master Fund pays the Investment Manager an aggregate fixed management fee (the “Management Fee”), payable quarterly in arrears on the last Business Day of each quarter. The Management Fee accrues monthly at an annual rate of 1.50% of the Master Fund’s Managed Assets at the end of such month before giving effect to the Management Fee payment being calculated or any purchases or repurchases of Master Fund shares or any distributions by the Master Fund. The Management Fee will reduce the net asset value of the Master Fund (and indirectly, of the Feeder Funds) as of the end of the accounting period in which it is payable and after the calculation of the Management Fee. “Managed Assets” is defined as net assets, plus the amount of

Blackstone Real Estate Income Master Fund

Consolidated Notes to Financial Statements (Continued)

For the Period Ended June 30, 2016 (Unaudited)

leverage for investment purposes. Effective October 1, 2014 through December 31, 2016, the Investment Manager agreed to temporarily reduce its Management Fee to an annualized rate of 0.75% of the Master Fund’s Managed Assets. The Investment Manager may, in its sole discretion and at any time (including prior to December 31, 2016), elect to extend, terminate or modify its voluntary waiver. The Management Fee, after the voluntary reduction, was $4,767,662 for the period ended June 30, 2016.

Incentive Fee

The Master Fund accrues a performance-based incentive fee (the “Incentive Fee”) on a monthly basis throughout the fiscal year of the Master Fund. The Incentive Fee is paid to the Investment Manager promptly after the end of each fiscal year of the Master Fund pursuant to the Master Fund’s investment management agreement. The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 15% of the amount by which the Master Fund’s Net Capital Appreciation (as defined below) for each Fiscal Period (as defined below) ending within or coterminous with the close of such fiscal year exceeds the balance of the loss carryforward account and any allocated Management Fee expense for such Fiscal Period, without duplication for any Incentive Fees paid during such fiscal year. The Master Fund also pays the Investment Manager the Incentive Fee in the event a Fiscal Period is triggered in connection with a repurchase offer by the Master Fund. For purposes of calculating the Incentive Fee, “Net Capital Appreciation” means, with respect to any Fiscal Period, the difference, if any, between (x) the sum of (i) the value of the Master Fund’s net asset value at the end of that Fiscal Period (prior to the Incentive Fee for such Fiscal Period) increased by the dollar amount of the Master Fund’s interests repurchased during the Fiscal Period (excluding repurchases as of the last day of the Fiscal Period after determination of the Incentive Fee), (ii) the amount of any dividends, distributions or withdrawals paid to shareholders during the Fiscal Period and not reinvested in the Master Fund (excluding any dividends, distributions or withdrawals to be paid as of the last day of the Fiscal Period), and (iii) the Management Fee expense for that Fiscal Period, and (y) the sum of (i) the value of the Master Fund’s net asset value at the beginning of that Fiscal Period (prior to the Management Fee for such Fiscal Period), increased by the dollar amount of the Master Fund’s interests issued during the Fiscal Period (excluding any shares issued in connection with the reinvestment of dividends and other distributions paid by the Master Fund) and (ii) the amount of any subscriptions to the Master Fund during that Fiscal Period. All calculations of Net Capital Appreciation will be made (without duplication) after deduction of all general, administrative and other operating expenses of the Master Fund (excluding the Incentive Fee) and any amounts necessary, in the Investment Manager’s sole discretion, as appropriate reserves for such expenses. “Fiscal Period” means each twelve-month period ending on the Master Fund’s fiscal year-end, provided that whenever the Master Fund conducts a repurchase offer, each of the periods of time from the last Fiscal Period-end through the effective date of the repurchase offer and the period of time from the effective date of the repurchase offer through the next Fiscal Period-end also constitutes a Fiscal Period. The Master Fund did not incur Incentive Fee for the period ended June 30, 2016.

Expense Payments

The Investment Manager may from time to time pay expenses on behalf of the Master Fund and is subsequently reimbursed for such payments. As of June 30, 2016, the Master Fund had no payable to the Investment Manager for expense payments.

8. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Master Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Master Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Blackstone Real Estate Income Master Fund

Consolidated Notes to Financial Statements (Continued)

For the Period Ended June 30, 2016 (Unaudited)

Credit and Counterparty Risk: The Master Fund will be subject to credit risk with respect to the counterparties to its derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or another third party in the case of OTC instruments) purchased by the Master Fund. The Investment Manager will evaluate and monitor the creditworthiness of counterparties in order to ensure that such counterparties can perform their obligations under the relevant agreements. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Master Fund may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy or other analogous proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Master Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Master Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. The Master Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Currently, certain categories of interest rate and credit default swaps are subject to mandatory clearing, and more are expected to be cleared in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations to the Master Fund. Counterparty risk with respect to certain exchange-traded and over-the-counter derivatives may be further complicated by recently enacted U.S. financial reform legislation. Cash collateral that has been pledged to cover obligations of the Master Fund under derivative financial instrument contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Liquidity Risk: Some securities held by the Master Fund may be difficult to sell, or illiquid, during times of market turmoil or otherwise. Illiquid securities may also be difficult to value. If the Master Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Master Fund may be forced to sell at a loss or at a price lower than it could have otherwise received.

Non-Diversification Risk: The Master Fund is classified as a “non-diversified” investment company which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Master Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Additional risks associated with each type of investment are described within the respective security type notes. The Master Fund’s prospectus includes a discussion of the principal risks of investing in the Fund and indirectly in the Master Fund.

9. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding U.S. Treasury obligations and U.S. government sponsored agency securities) (including maturities), other than short-term investments (if applicable), for the period ended June 30, 2016 were as follows:

Purchases	$208,198,207
Sales	$164,859,262

Blackstone Real Estate Income Master Fund

Consolidated Notes to Financial Statements (Continued)

For the Period Ended June 30, 2016 (Unaudited)

10. Administration Agreements

The Master Fund and Feeder Funds have entered into administration, custody and transfer agency agreements (the “Administration Agreements”) with State Street Bank and Trust Company (“State Street”). State Street and/or its affiliates are responsible for providing administration, custody and transfer agency services for the Master Fund and Feeder Funds, including, but not limited to: (i) maintaining corporate and financial books and records of the Master Fund and Feeder Funds, (ii) providing administration services and (iii) performing other accounting and clerical services necessary in connection with the administration of the Master Fund and Feeder Funds. The services performed by State Street may be completed by one or more of its affiliated companies.

11. Subsequent Events

The Investment Manager has evaluated the impact of subsequent events through the date of financial statement issuance, and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the consolidated financial statements.

Blackstone Real Estate Income Master Fund

Supplemental Information

June 30, 2016 (Unaudited)

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Master Fund’s first and third fiscal quarters. The Master Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings and allocations shown on any Form N-Q are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

The Master Fund and the Feeder Funds have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. A description of the policies and procedures used to vote proxies related to the Master Fund’s and the Feeder Funds’ portfolio securities, and information regarding how the Master Fund and Feeder Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling toll free, 1-800-248-1621 and (2) on the SEC’s website at http://www.sec.gov.

Additional Information

Each Feeder Fund’s registration statement includes additional information about the Trustees of the Master Fund. The registration statement is available, without charge, upon request by calling 1-855-890-7725.

Blackstone

Blackstone Registered Funds

Privacy Notice

Rev August, 2015

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number and income

■    Assets and investment experience

■    Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Who we are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Manager Fund and Blackstone Alternative Multi-Strategy Fund, and the GSO Funds, consisting of Blackstone / GSO Senior Floating Rate Term Fund, Blackstone / GSO Long-Short Credit Income Fund and Blackstone / GSO Strategic Income Fund
What we do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

■    open an account or give us your income information

■    provide employment information or give us your contact information

■    tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

■    sharing for affiliates’ everyday business purposes—information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Our affiliates include companies with a Blackstone name and financial companies such as GSO Capital Partners LP and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Our joint marketing partners include financial services companies.
Other important information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

Blackstone Real Estate Income Master Fund

Trustees

Michael B. Nash, Chairman

Benedict Aitkenhead

Edward H. D’Alelio

Michael Holland

Thomas W. Jasper

Investment Manager

Blackstone Real Estate Income Advisors L.L.C.

345 Park Avenue

New York, New York 10154

Administrator, Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Officers

Michael B. Nash, President and Chief Executive Officer

Judy Turchin, Chief Legal Officer

Garret Goldberg, Chief Financial Officer and Treasurer

Leon Volchyok, Chief Compliance Officer and Secretary

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a) The registrant’s Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under item 1 of this Form N-CSR.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to this semi-annual report.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Real Estate Income Master Fund

By:	/s/ Michael Nash
Michael Nash (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date: September 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Nash
Michael Nash (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date: September 1, 2016

By:	/s/ Garrett Goldberg
Garrett Goldberg (Principal Financial and Accounting Officer)
Chief Financial Officer and Treasurer

Date: September 1, 2016